Other Long-Term Liabilities - Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 12,882	$ 7,597
Increases related to the TIL merger (note 22)	8,528	0
Increases for positions related to the current year	1,910	6,777
Changes for positions taken in prior years	3,641	(800)
Decreases related to statute of limitations	(907)	(692)
Balance of unrecognized tax benefits as at December 31	$ 26,054	$ 12,882